Other receivables (Details Narrative) - Dec. 31, 2025	USD ($)	SGD ($)
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables		$ 5,800,000
EFMK Supplies Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivable	$ 3,017,492	$ 4,077,692